Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Equity Instruments at Fair Value Through Other Comprehensive Income-Securities by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 1,640	R$ 83
Fair Value	1,382	149
Non-stated maturity [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,640	83
Fair Value	R$ 1,382	R$ 149